Lease commitments - Minimum rental payments (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Lease commitments
Rental revenues under operating leases	¥ 151	¥ 39	¥ 175
Noncancellable Lease Obligations
Lease commitments
2017	2,363
2018	1,772
2019	1,492
2020	1,210
2021	957
2022 and thereafter	1,489
Total minimum future rentals	¥ 9,283